DISCONTINUED OPERATIONS - (Disposition of VIEs and VIE subsidiaries) (Details) $ in Thousands	Jul. 23, 2021 USD ($)
Lottery Business Related VIE Contracts [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Consideration	$ 0